Long-term Notes Payable (including current portion) and Line of Credit (Tables)	9 Months Ended
Sep. 30, 2016
Capital Growth Term Loans
Schedule of Principal Payment of Loan

The remaining principal payments on the $4.0 million loan subsequent to December 31, 2015 and September 30, 2016 (unaudited) are as follows:

	December 31, 2015	September 30, 2016 (unaudited)
Year ending:
2016	$1,333,333	$333,333
2017	1,333,333	1,333,333
2018	1,333,334	1,333,334

	$4,000,000	$3,000,000

Loan Agreement With Silicon Valley Bank
Schedule of Principal Payment of Loan

The remaining principal payments subsequent to December 31, 2015 and September 30, 2016 (unaudited) are as follows:

	December 31, 2015	September 30, 2016 (unaudited)
Year ending:
2016	$291,697	$74,747
2017	55,198	55,220

	$346,895	$129,967